Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flow from operating activities
Net (loss) income	$ (1,398,144)	$ 757,381
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	599,436	660,784
Changes in operating assets and liabilities:
Accounts receivables	(130,624)
Accounts receivables – related parties	(677,340)	(2,068,248)
Advances to vendors - related parties	(241,111)	426,155
Advance to vendors	62,558	(10,173)
Other current assets	(41,946)
Inventories	541,672	(938,790)
Right-of-use assets		(21,057)
Notes payable	(1,279,128)	731,649
Accounts payables	2,705,565	2,142,552
Accounts payables - related parties	(71,998)	438,112
Advances from customers	147,438	(330,004)
Retainage payable	(37,172)	(698,320)
Other current liabilities	(263,284)	162,307
Net cash (used in) provided by operating activities	(84,078)	1,252,348
Cash flow from investing activities
Loan receivable		(75,817)
Purchase of equipment and factory construction	(3,017,818)	(2,504,738)
Net cash used in investing activities	(3,017,818)	(2,580,555)
Cash flow from financing activities
Share issuances for cash	399,000
Proceeds from to related parties	318,471	2,398,588
Repayments of borrowings-related parties	(28,263)	(94,468)
New borrowings	7,150,529	1,981,864
Repayments of borrowings	(6,028,058)	(2,380,856)
Net cash provided by financing activities	1,811,679	1,905,128
Effect of exchange rate changes	(31,875)	70,325
Increase in cash	(1,322,092)	647,246
Cash and restricted cash, beginning	1,363,779	716,533
Cash and restricted cash, ending	41,687	1,363,779
Supplemental disclosures of cash flow
Interest paid	207,078	94,572
Income taxes paid	106,101	3,861
Noncash investing and financing activities
Construction in progress additions	$ 2,917,906